Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Revenue	$ 527,109	$ 692,199
Cost of revenue:
Cost of revenue	204,022	322,626
Gross profit	323,087	369,573
Operating expenses:
Selling and marketing	282,147	359,987
Enterprise technology and development	74,407	104,363
General and administrative	57,932	78,426
Restructuring	6,497	10,047
Impairment of goodwill	40,000	0
Impairment of intangible assets	3,092	19,907
Total operating expenses	464,075	572,730
Operating loss	(140,988)	(203,157)
Other income (expense)
Loss on partial debt extinguishment	(3,168)	0
Impairment of other investment	(4,000)	0
Change in fair value of warrant liabilities	2,679	8,322
Interest expense	(8,874)	(3,368)
Other income, net	1,747	958
Loss before income taxes	(152,604)	(197,245)
Income tax (provision) benefit	(37)	3,053
Net loss	$ (152,641)	$ (194,192)
Net loss per common share, basic	$ (24.47)	$ (31.58)
Net loss per common share, diluted	$ (24.47)	$ (31.58)
Weighted-average common shares outstanding, basic	6,238,777	6,149,784
Weighted-average common share outstanding, diluted	6,238,777	6,149,784
Digital [Member]
Revenue:
Revenue	$ 258,370	$ 300,673
Cost of revenue:
Cost of revenue	64,942	66,419
Nutrition And Other [Member]
Revenue:
Revenue	249,510	353,331
Cost of revenue:
Cost of revenue	109,170	164,753
Connected Fitness [Member]
Revenue:
Revenue	19,229	38,195
Cost of revenue:
Cost of revenue	$ 29,910	$ 91,454